Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Foreign Currency Translation
Beginning Balance	$ (202)	$ (296)	$ (1,526)
Net change	(4,601)	94	1,230
Ending Balance	(4,803)	(202)	(296)
Gains/(Losses) on Securities
Beginning Balance	106	195	448
Net change	151	(89)	(253)
Ending Balance	257	106	195
Employee Benefit Plans
Begining Balance	(3,009)	(5,717)	(4,386)
Net change	(3,308)	2,708	(1,331)
Ending Balance	(6,317)	(3,009)	(5,717)
Gains/(Losses) on Derivatives & Hedges
Beginning Balance	245	8	(168)
Net change	(104)	237	176
Ending Balance	141	245	8
Total Accumulated Other Comprehensive Income/(Loss)
Beginning Balance	(2,860)	(5,810)	(5,632)
Net change	(7,862)	2,950	(178)
Ending Balance	$ (10,722)	$ (2,860)	$ (5,810)